NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 10,638	$ 10,767
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	10,368	10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 270	$ 259